SHARE-BASED COMPENSATION - Schedule of Share-Based Compensation Expenses (Details) - Employees and non-employee directors - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 5,974	$ (2,623)	$ 10,921
Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expenses	307	1,576	2,884
Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	5,667	(3,525)	7,355
Equity in loss of affiliate
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 0	$ (674)	$ 682